Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Inventories
Finished goods	€ 1,380,547	€ 1,233,197
Health care supplies	576,618	452,073
Raw materials and purchased components	313,203	247,478
Work in process	139,315	105,266
Inventories	€ 2,409,683	€ 2,038,014